Finance income/(costs) (Tables)	6 Months Ended
Jun. 30, 2023
Finance Costs Disclosure [Abstract]
Schedule of Finance Income/ Cost

	For the six months ended June 30,
(in €‘000)	2023	2022
Interest expenses on shareholder loans	—	1,755
Interest expenses on old facility	—	4,656
Interest expenses on renewed facility	10,813	—
Finance costs on borrowings	10,813	6,411
Interest expenses on lease liabilities	1,456	466
Interest accretion on provisions	—	—
Fair value (gains)/losses on derivatives	407	(2,060)
Fair value (gains)/losses on public warrant liabilities	2,387	(14,546)
Fair value (gains)/losses on private placement warrant liabilities	—	(7,139)
Exchange differences – net	(314)	1,695
Finance income/(costs)	14,748	(15,173)